UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill Advisors, L.P.
Address: 1114 Avenue of the Americas
         27th Floor
         New York, NY  10036

13F File Number:  28-12211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory S. Rubin
Title:     Asst. General Counsel and Chief Compliance Officer
Phone:     212-326-1578

Signature, Place, and Date of Signing:

     /s/ Gregory S. Rubin     New York, NY     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $189,440 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BOOZ ALLEN HAMILTON HLDG COR   CL A             099502106     2915   150000 SH       Sole                   150000        0        0
DORAL FINL CORP                COM NEW          25811P886     2760  1999997 SH       Sole                  1999997        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      945   963764 SH       Sole                   963764        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100   149911  4357887 SH       Sole                  4357887        0        0
POPULAR INC                    COM              733174106    15700  4999994 SH       Sole                  4999994        0        0
RSC HOLDINGS INC               COM              74972L102    16926  1737765 SH       Other                       0  1737765        0
SUPERMEDIA INC                 COM              868447103      283    32470 SH       Sole                    32470        0        0